Other Non-Current Assets	6 Months Ended
Jun. 30, 2026
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
Note 14 - Other Non-Current Assets
Other long-term assets consist of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Deferred tax asset, net	23.0	22.3
Deferred costs (see Note 5 - Contracts with Customers)	21.8	29.4
Deferred finance charges	4.5	2.1
Deposit for acquisition of jack-up rigs (1)	—	36.0
Accrued revenue	—	9.9
Other	1.6	1.0
Total	50.9	100.7
(1) Deposit amount as of December 31, 2025 is in connection with the agreement to acquire five premium jack-up rigs from Noble Corporation (See Note 12 - Property, Plant and Equipment and Jack-Up Drilling Rigs, net ).